Earnings per CPO/Share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares $ / EquityInstruments shares	Dec. 31, 2021 $ / shares $ / EquityInstruments shares	Dec. 31, 2020 $ / shares $ / EquityInstruments
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	331,143,326	327,524,800
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(4.06)	(0.16)	(2.34)
Discontinued operations | $ / EquityInstruments	19.86	2.33	1.90
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / EquityInstruments		2.17	(0.44)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	351,466,191	352,134,036
CPOs (in CPO units) | shares	2,480,187	2,485,895
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(4.06)	(0.16)	(2.34)
Discontinued operations | $ / EquityInstruments	19.86	2.33	1.90
Diluted earnings (loss) per CPO attributable to stockholders of the Company | $ / EquityInstruments	15.80	2.17	(0.44)
Continuing operations | $ / shares	$ (0.03)	$ 0.00	$ (0.02)
Discontinued operations | $ / shares	$ 0.17	$ 0.02	0.02
Series Shares [Member]
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	55,792,921	55,339,297
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / shares	$ (0.03)	$ 0.00	(0.02)
Discontinued operations | $ / shares	0.17	0.02	0.02
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.14	$ 0.02	(0.00)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	58,926,613	58,926,613
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings (loss) per CPO/Share attributable to stockholders | $ / shares	$ 0.14	$ 0.02	0.00
Series B Shares [Member]
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	187	187
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.00)	$ (0.02)	(0.00)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	2,357,208	2,357,208
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings (loss) per CPO/Share attributable to stockholders | $ / shares	$ 0.00	$ 0.02	0.00
Series D Shares [Member]
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.00)	$ (0.02)	(0.00)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings (loss) per CPO/Share attributable to stockholders | $ / shares	$ 0.00	$ 0.02	0.00
Series L Shares [Member]
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.00)	$ (0.02)	(0.00)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings (loss) per CPO/Share attributable to stockholders | $ / shares	$ 0.00	$ 0.02	$ 0.00
Ordinary Participation Certificates [Member]
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs | shares	2,353,417	2,326,366
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(4.06)
Discontinued operations | $ / EquityInstruments	19.86
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company | $ / EquityInstruments	15.80